Mineral property, plant and equipment (Details) - USD ($) $ in Thousands		9 Months Ended
		May 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Net book value		$ 72,504	$ 64,059
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Net book value	[1]	2,152	1,864
Mining property [member]
IfrsStatementLineItems [Line Items]
Net book value		42,727	40,303
Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Net book value		26,766	20,925
Machinery [member]
IfrsStatementLineItems [Line Items]
Net book value	[2]	733	796
Other [Member]
IfrsStatementLineItems [Line Items]
Net book value	[3]	126	171
Total [Member]
IfrsStatementLineItems [Line Items]
Net book value		72,504	$ 64,059
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		68,104
Additions		10,252
Cost ending balance		78,356
Gross carrying amount [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[1]	1,864
Additions	[1]	288
Cost ending balance	[1]	2,152
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		41,202
Additions		3,792
Cost ending balance		44,994
Gross carrying amount [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		23,063
Additions		6,051
Cost ending balance		29,114
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[2]	1,624
Additions	[2]	108
Cost ending balance	[2]	1,732
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[3]	351
Additions	[3]	13
Cost ending balance	[3]	364
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		4,045
Additions		1,807
Cost ending balance		5,852
Accumulated depreciation and amortisation [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[1]
Additions	[1]
Cost ending balance	[1]
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		899
Additions		1,368
Cost ending balance		2,267
Accumulated depreciation and amortisation [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		2,138
Additions		210
Cost ending balance		2,348
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[2]	828
Additions	[2]	171
Cost ending balance	[2]	999
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[3]	180
Additions	[3]	58
Cost ending balance	[3]	$ 238

[1]	Represents exploration and evaluation expenditures related to the Eastern Porphyry and Anfield deposits on the Buckreef property.
[2]	Includes automotive, computer equipment and software.
[3]	Includes leasehold improvements and right-of-use assets.